Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Impairment Charges

	2018	2017	2016
	RMB million	RMB million	RMB million
Write-down of flight equipment spare parts to net realizable value (note 28)	301	112	10
Impairment charge on property, plant and equipment (note 17)	15	379	29
Impairment charge on assets classified as held for sale	2	3	—

	318	494	39